MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2024
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

15. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were US$15,061, US$11,218 and US$9,844 during the years ended December 31, 2022, 2023 and 2024.